Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 — RELATED PARTY TRANSACTIONS

Net Revenues — Related Party

Name of Related Party	Nature	Relationship	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Haiyan Ma	Revenue from property purchases and sales through Cash Offer	The Company’s shareholder	$—	$924,544
Na Li	Real estate service revenue – real estate agency commission	Chief Financial Officer and Director	97,560	—
Total			$97,560	$924,544

For the three months ended March 31, 2025, the Company provided real estate agency services to Na Li, assisting with the sale of a property. The Company earned $126,000 in real estate agency commission from Na Li but paid a referral fee of $28,440 to Haiyan Ma for introducing the buyer, resulting in net revenue of $97,560 recognized on a net basis.

For the three months ended March 31, 2024, the Company acquired a property for $915,662 in cash from an unrelated party, holding title in its name, and subsequently sold the property to Haiyan Ma for $924,544.

Due to Related Party

Name of Related Party	Nature	Relationship	March 31, 2025	December 31, 2024
Zhen Qin	Due on demand, non-interest bearing	The Company’s major shareholder, Chairman of the Board and Chief Executive Officer	$—	$55,000
Total			$—	$55,000

On May 1, 2024, Zhen Qin lent $530,000 to the Company to support its operational needs. As of March 31, 2025, the Company had fully repaid the outstanding balance to Zhen Qin, resulting in no amount due to the related party. As of December 31, 2024, the Company had repaid $475,000 to Zhen Qin, leaving an outstanding balance of $55,000.

NOTE 11 — RELATED PARTY TRANSACTIONS

Net Revenues — Related Party

Name of Related Party	Nature	Relationship	Year Ended December 31, 2024	Year Ended December 31, 2023
Haiyan Ma	Revenue from property purchases and sales through Cash Offer	The Company’s shareholder with 12.41% ownership	$2,940,544	$1,069,072
Haiyan Ma	Real estate service revenue – real estate agency commission	The Company’s shareholder with 12.41% ownership	62,650	—
Haiyan Ma	Real estate service revenue – home renovation service	The Company’s shareholder with 12.41% ownership	53,012	—
Na Li	Revenue from property purchases and sales through Cash Offer	The Company’s shareholder with 0.21% ownership, Chief Financial Officer, and Director	1,670,000	—
Na Li	Real estate service revenue – home renovation service	The Company’s shareholder with 0.21% ownership, Chief Financial Officer, and Director	64,500	—
Zhen Qin & Na Li	Real estate service revenue – real estate agency commission	Zhen Qin: The Company’s shareholder with 45.85% ownership, Chairman of the Board, and Chief Executive Officer; Na Li: The Company’s shareholder with 0.21% ownership, Chief Financial Officer, and Director; Zhen Qin and Na Li are spouses	50,000	—
Two minority shareholders	Real estate service revenue – real estate agency commission	The Company’s shareholders with less than 1% ownership for each	15,550	—
One minority shareholder	Real estate service revenue – property management service	The Company’s shareholder with less than 1% ownership	1,800	—
Total			$4,858,056	$1,069,072

For the year ended December 31, 2024, the Company purchased three properties in cash for $2,884,882 from unrelated parties under its name and subsequently sold them to Haiyan Ma for $2,940,544. For the year ended December 31, 2023, the Company purchased one property in cash for $1,056,370 from an unrelated party under its name and subsequently sold it to Haiyan Ma for $1,069,072.

For the year ended December 31, 2024, the Company provided real estate agency services to Haiyan Ma, assisting with the sale of two properties and the purchase of one property, for which the Company earned a total of $62,650 in real estate agency commission.

For the year ended December 31, 2024, the Company provided home renovation services to Haiyan Ma on three home renovation projects, for which the Company earned $53,012 in home renovation service revenue and incurred $43,332 in renovation costs.

For the year ended December 31, 2024, the Company purchased a property in cash for $1,425,930 from Haiyan Ma under its name and subsequently sold it to Na Li for $1,670,000.

For the year ended December 31, 2024, the Company provided home renovation services to Na Li on four home renovation projects, for which the Company earned $64,500 in home renovation service revenue and incurred $56,769 in renovation costs.

For the year ended December 31, 2024, the Company provided real estate agency services to Zhen Qin and Na Li, assisting with the purchase of a property, for which the Company earned $50,000 in real estate agency commission.

For the year ended December 31, 2024, the Company provided real estate agency services to two minority shareholders, assisting one shareholder with selling a property and the other shareholder with purchasing a property, for which the Company earned a total of $15,550 in real estate agency commission.

For the year ended December 31, 2024, the Company provided tenant placement services to a minority shareholder, assisting with securing a rental property, for which the Company earned $1,800 in property management service revenue.

Cost of Revenues — Related Party

Name of Related Party	Nature	Relationship	Year Ended December 31, 2024	Year Ended December 31, 2023
Haiyan Ma	Cost of property purchases and sales through Cash Offer	The Company’s shareholder with 12.41% ownership	$1,420,000	$—
Zhen Qin	Cost of real estate services – commission expense	The Company’s shareholder with 45.85% ownership, Chairman of the Board and Chief Executive Officer	—	61,400
Total			$1,420,000	$61,400

For the year ended December 31, 2024, the Company purchased a property in cash for $1,425,930 from Haiyan Ma, which included $1,420,000 paid to Haiyan Ma as the total consideration and $5,930 in title charges, escrow charges, and other related costs. The Company subsequently sold the property to Na Li for $1,670,000. The total purchase cost of $1,425,930 was recorded as cost of revenues, with $1,420,000 specifically identified as a related party transaction.

For the year ended December 31, 2023, the Company incurred commission expenses of $61,400, which were paid to Zhen Qin for real estate transactions conducted on behalf of the Company. This amount was recorded in cost of revenues.

Due to Related Party

Name of Related Party	Nature	Relationship	December 31, 2024	December 31, 2023
Zhen Qin	Due on demand, non-interest bearing	The Company’s shareholder with 45.85% ownership, Chairman of the Board and Chief Executive Officer	$55,000	$—
Total			$55,000	$—

On May 1, 2024, Zhen Qin lent $530,000 to the Company to support its operational needs. As of December 31, 2024, the Company repaid $475,000 to Zhen Qin, and there was an outstanding balance of $55,000.